Concentrations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Concentrations [Abstract]
Schedule of Net Cost of Goods Sold by Significant Suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of the Company's cost of goods sold for the three-month period ended March 31, 2014 and 2013, respectively.

Suppliers	Three-month period ended March 31, 2014	Three-month period ended March 31,2013
A	33%	18%
B	-	8%

The following table sets forth information as to each supplier that accounted for 10% or more of the Company's cost of goods sold for the year ended December 31, 2013 and 2012.

Suppliers	Year Ended December 31, 2013	Year Ended December 31, 2012
A	19%	23%
B	-	12%